Revenue from Service Contracts (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Revenue from Service Contracts by Service Lines and Reporting Segments
The following tables present revenue from service contracts by service lines and reporting segments as disclosed in note 19.

For the year ended December 31, 2019	Asia	Canada	U.S.	Global WAM	Corporate and Other	Total
Investment management and other related fees	$177	$161	$542	$2,773	$(198)	$3,455
Transaction processing, administration, and service fees	268	827	17	2,048	–	3,160
Distribution fees and other	184	52	72	741	(44)	1,005
Total included in other revenue	629	1,040	631	5,562	(242)	7,620
Real estate management services included in net investment income	36	160	137	–	9	342
Total	$665	$1,200	$768	$5,562	$(233)	$7,962

For the year ended December 31, 2018	Asia	Canada	U.S.	Global WAM	Corporate and Other	Total
Investment management and other related fees	$148	$149	$521	$2,809	$(236)	$3,391
Transaction processing, administration, and service fees	242	854	17	1,939	–	3,052
Distribution fees and other	246	49	617	724	(30)	1,606
Total included in other revenue	636	1,052	1,155	5,472	(266)	8,049
Real estate management services included in net investment income	31	160	147	–	10	348
Total	$667	$1,212	$1,302	$5,472	$(256)	$8,397